SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Subtotal		$ 1,434,134	$ 1,344,152
Less: accumulated amortization Subtotal		(459,438)	(355,100)
Intangible assets, net		974,696	989,052
Land Use Right [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal		1,016,215	952,455
Less: accumulated amortization Subtotal		(149,045)	(120,644)
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal		417,919	391,697
Less: accumulated amortization Subtotal		$ (310,393)	$ (234,456)